UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09157

Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 12.0%
$2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$2,443,112
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	484,525
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,801,733
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	3,933,640
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,393,300
		$11,056,310
Electric Utilities — 3.4%
$2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,260,950
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25 (1) (2)	237,216
900	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37 (1) (2)	642,654
		$3,140,820
Escrowed/Prerefunded — 2.3%
$405	Santa Margarita Water District, Prerefunded to 9/1/09, 6.20%, 9/1/20	$432,836
1,590	Tahoe Forest Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	1,681,361
		$2,114,197
General Obligations — 10.1%
$3,500	California, 5.50%, 11/1/33	$3,513,230
1,610	California, (AMT), 5.05%, 12/1/36	1,403,485
4,790	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	4,412,740
		$9,329,455
Health Care-Miscellaneous — 0.3%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$281,523
		$281,523
Hospital — 30.3%
$2,435	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$2,246,214
3,100	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	2,729,674
870	California Health Facilities Financing Authority, (Sutter Health), 16.02%, 11/15/46 (1)(2)	588,799
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	730,230
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,481,803
765	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	685,080
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,557,115
850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	753,916
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,598,998
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,764,367
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,478,235
1,500	Duarte, Hope National Medical Center, (City of Hope), 5.25%, 4/1/24	1,456,320
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,011,200
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	406,822
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,918,800
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,094,300
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,506,754
2,000	Washington Township Health Care District, 5.25%, 7/1/29	1,895,440
		$27,904,067

Housing — 1.3%
$741	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$739,423
429	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	420,607
		$1,160,030
Industrial Development Revenue — 1.7%
$2,000	California Statewide Communities Development Authority, (Anheuser Busch Project), 4.80%, 9/1/46	$1,568,920
		$1,568,920
Insured-Education — 6.7%
$3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	$3,277,259
3,000	California State University, (AMBAC), 5.00%, 11/1/33	2,854,110
		$6,131,369
Insured-Electric Utilities — 11.4%
$2,500	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$2,571,875
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,118,278
3,625	Los Angeles Department of Water and Power, Power System Revenue, (FSA), 4.625%, 7/1/37	3,232,993
1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,611,870
		$10,535,016
Insured-Escrowed/Prerefunded — 7.2%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$1,905,333
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/30	2,657,250
1,995	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	2,117,686
		$6,680,269
Insured-General Obligations — 14.4%
$7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	$1,473,640
4,825	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	963,456
2,500	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27 (1) (2)	2,793,075
4,800	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (3)	5,032,592
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,019,392
		$13,282,155
Insured-Hospital — 12.5%
$3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (4)	$3,179,552
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), 5.00%, 11/15/38	4,535,000
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (3)	3,847,199
		$11,561,751
Insured-Lease Revenue/Certificates of Participation — 8.8%
$6,500	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,111,445
10,750	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	3,964,708
		$8,076,153
Insured-Other Revenue — 1.8%
$1,855	Golden State Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/38	$1,708,641
		$1,708,641
Insured-Special Tax Revenue — 4.8%
$1,185	Palm Springs Community Redevelopment Agency, Tax Allocation (Merged Project No. 1), (AMBAC), 5.00%, 9/1/30	$1,113,402
24,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,420,792
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	466,905
8,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	872,023
5,270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	516,618
		$4,389,740

Insured-Transportation — 6.6%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,343,700
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	1,886,240
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	726,584
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,121,400
		$6,077,924
Insured-Water and Sewer — 4.3%
$1,950	Calleguas Las Virgenes Public Financing Authority, (Municipal Water District), (MBIA), 4.25%, 7/1/32	$1,639,521
2,710	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	2,285,641
		$3,925,162
Insured-Water Revenue — 3.3%
$4,400	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	$3,003,704
		$3,003,704
Lease Revenue/Certificates of Participation — 4.6%
$4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,275,440
		$4,275,440
Other Revenue — 2.3%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$350,966
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	520,573
1,420	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,269,295
		$2,140,834
Senior Living/Life Care — 0.8%
$175	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$148,491
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	565,138
		$713,629
Special Tax Revenue — 18.7%
$1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,355,055
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	236,279
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	361,965
1,665	Corona Public Financing Authority, 5.80%, 9/1/20	1,590,225
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	172,142
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	411,305
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,606,663
1,305	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,306,409
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	388,597
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	685,725
2,450	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,511,814
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,002,343
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,332,076
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,107,231
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,225
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	499,095
250	Temecula Unified School District, 5.00%, 9/1/27	205,403
400	Temecula Unified School District, 5.00%, 9/1/37	314,940
500	Turlock Public Financing Authority, 5.45%, 9/1/24	470,690
500	Tustin Community Facilities District, 6.00%, 9/1/37	450,225
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	956,910
		$17,215,317

Transportation — 1.1%
$1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	$1,042,412
		$1,042,412
Total Tax-Exempt Investments — 170.7% (identified cost $167,805,836)		$157,314,838
Other Assets, Less Liabilities — (6.7)%		$(6,181,027)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.0)%		$(59,000,000)
Net Assets Applicable to Common Shares — 100.0%		$92,133,811

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 29, 2008, 47.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 18.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2008, the aggregate value of the securities is $4,261,744 or 4.6% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 29, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	(Depreciation)
6/08	121 U.S. Treasury Bond	Short	$(13,898,506)	$(14,353,625)	$(455,119)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$4,250,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(22,974)
Merrill Lynch Capital Services, Inc.	$6,825,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$11,196
Morgan Stanley Capital Services, Inc.	$2,575,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(195,490)
					$(207,268)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$159,875,627
Gross unrealized appreciation	$1,934,731
Gross unrealized depreciation	(12,070,520)
Net unrealized depreciation	$(10,135,789)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(455,119)
Level 2	Other Significant Observable Inputs	157,314,838	(207,268)
Level 3	Significant Unobservable Inputs	—	—
Total		$157,314,838	$(662,387)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

The Trust generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Trust’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Trust’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 21, 2008